Principal Amount and Unamortized Discount and Debt Issuance Costs (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Debt Disclosure [Abstract]
Principal amount	¥ 41,415	$ 5,922	¥ 36,132
Unamortized discount and debt issuance costs	(105)	(15)	(110)
Long-term Debt, Total	¥ 41,310	$ 5,907	¥ 36,022